ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 494,965	$ 69,700	¥ 568,192	¥ 533,293
Short-term investments			111,353
Prepayments and other current assets	33,914	4,777	30,391
Total current assets	533,088	75,084	723,492
Non-current assets:
Total non-current assets	33,486	4,716	52,845
TOTAL ASSETS	566,574	79,800	776,337
Current liabilities:
Salary and welfare payable	136,869	19,277	136,837
Accrued expenses and other current liabilities	48,510	6,835	47,622
Total current liabilities	272,625	38,400	371,526
Non-current liabilities:
Other non-current liabilities			3,952
Total non-current liabilities	3,936	554	12,147
TOTAL LIABILITIES	276,561	38,954	383,673
SHAREHOLDERS' EQUITY
Treasury stock	(958)	(135)	(10)
Other shareholders' equity	17,923	2,524	14,557
TOTAL Sound Group Inc.'s SHAREHOLDERS' EQUITY	299,475	42,179	392,677
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	566,574	79,800	776,337
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	557	78	543
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	168	$ 24	168
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	70,544		93,673
Short-term investments			91,339
Amounts due from Sound Group Companies	¥ 471,614		¥ 359,675
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Prepayments and other current assets	¥ 1,697		¥ 2,313
Total current assets	543,855		547,000
Non-current assets:
Deficit in subsidiaries	(149,402)		(130,257)
Total non-current assets	(149,402)		(130,257)
TOTAL ASSETS	394,453		416,743
Current liabilities:
Salary and welfare payable	2,066		2,487
Accrued expenses and other current liabilities	13,016		1,683
Amounts due to Sound Group Companies	¥ 79,896		¥ 15,944
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Total current liabilities	¥ 94,978		¥ 20,114
Non-current liabilities:
Other non-current liabilities			3,952
Total non-current liabilities			3,952
TOTAL LIABILITIES	94,978		24,066
SHAREHOLDERS' EQUITY
Treasury stock	(958)		(10)
Other shareholders' equity	299,708		391,976
TOTAL Sound Group Inc.'s SHAREHOLDERS' EQUITY	299,475		392,677
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	394,453		416,743
Parent company | Reportable legal entity | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	557		543
Parent company | Reportable legal entity | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 168		¥ 168